Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Maximum Potential Amount of Future Payments under Guarantees

The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2017	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,243	1,246	828	169
Guarantees on loans	278	147	20	111
Guarantees on securities	175	37	138	—
Other guarantees	1,823	1,246	513	64
Guarantees for the repayment of trust principal	730	654	52	24
Liabilities of trust accounts	15,177	14,927	82	168
Derivative financial instruments	14,415	6,066	6,603	1,746

2018	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,165	1,084	908	173
Guarantees on loans	241	123	28	90
Guarantees on securities	164	32	132	—
Other guarantees	2,210	1,555	614	41
Guarantees for the repayment of trust principal	709	639	49	21
Liabilities of trust accounts	13,861	13,546	149	166
Derivative financial instruments	11,654	4,911	4,996	1,747

Summary of Contractual Amounts with Regard to Undrawn Commitments

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2017 and 2018:

	2017	2018
	(in billions of yen)
Commitments to extend credit (Note)	76,678	78,448
Commercial letters of credit	522	690

Total	77,200	79,138

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases

The table below shows future minimum lease payments for capitalized leases and future minimum rental payments for operating leases at March 31, 2018:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2019	11,974	51,996
2020	9,879	44,413
2021	7,233	37,896
2022	4,307	32,233
2023	2,496	22,558
2024 and thereafter	991	56,897

Total minimum lease/rental payments	36,880	245,993

Amount representing interest	870

Present value of minimum lease payments	36,010

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2017 and 2018:

	2017	2018
	(in billions of yen)
Investment grade	3,477	3,930
Non-investment grade	1,042	850

Total	4,519	4,780

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.